ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Resolution	The board of directors on May 18, 2022	The board of directors on May 20, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥ 55,704	¥ 52,438
Dividend per share	¥ 46.6	¥ 43
Date of record for dividend	Mar. 31, 2022	Mar. 31, 2021
Effective date for dividend	Jun. 03, 2022	Jun. 07, 2021
Dividend resource	Retained earnings	Retained earnings
Effective Date [Member]
Dividends Payable [Line Items]
Resolution	The board of directors on November 7, 2022	The board of directors on November 4, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥ 50,586	¥ 46,957
Dividend per share	¥ 42.8	¥ 39
Date of record for dividend	Sep. 30, 2022	Sep. 30, 2021
Effective date for dividend	Dec. 06, 2022	Dec. 09, 2021
Dividend resource	Retained earnings	Retained earnings